Earnings per share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per share
Earnings per share
The computation of basic earnings per share (EPS) is based on the weighted-average number of our common shares outstanding. The computation of diluted EPS is based on the weighted-average number of our common shares outstanding and dilutive potential common shares, which include principally shares that may be issued under: our stock option, restricted stock and performance unit awards, determined using the treasury stock method; and our convertible notes and warrants while outstanding (collectively “dilutive securities”). For further information regarding our convertible notes and warrants, see Note 14, Financing arrangements.
The computation for basic and diluted EPS was as follows (in millions, except per share data):

	Years ended December 31,
	2015	2014	2013
Income (Numerator):
Net income for basic and diluted EPS	$6,939	$5,158	$5,081

Shares (Denominator):
Weighted-average shares for basic EPS	758	759	753
Effect of dilutive securities	8	11	12
Weighted-average shares for diluted EPS	766	770	765

Basic EPS	$9.15	$6.80	$6.75
Diluted EPS	$9.06	$6.70	$6.64

For each of the three years ended December 31, 2015, the number of anti-dilutive employee stock-based awards excluded from the computation of diluted EPS was not significant.